OTHER NON-CURRENT ASSETS (Schedule of other assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
OTHER NON-CURRENT ASSETS
Ore stockpiles	$ 53,885	$ 39,553
Value added tax receivables	28,374	13,172
Income tax recoverable	1,152	1,170
Unamortized transaction costs	1,390
Other	5,303	6,431
Total other non-current assets	90,104	60,326
Mexico
OTHER NON-CURRENT ASSETS
Value added tax receivables	2,500	3,800
Burkina Faso
OTHER NON-CURRENT ASSETS
Value added tax receivables	25,900	9,400
Lindero
OTHER NON-CURRENT ASSETS
Ore stockpiles	49,000	39,600
Seguela
OTHER NON-CURRENT ASSETS
Ore stockpiles	$ 4,900	$ 0